PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	Useful life	Salvage
	(years)	value	June 30, 2024	June 30, 2023
Office equipment	5	3%	205,890	186,642
Electric equipment	5	3%	73,778	30,418
Vehicles	4	3%	—	17,622
Less: accumulated depreciation			(257,148)	(213,879)
Property and equipment, net			$22,521	$20,804